CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Accounts receivable, net of allowance	$ 244	$ 160	$ 279
Inventory, net of reserves	$ 716	$ 716	$ 278
STOCKHOLDERS' EQUITY :
Preferred stock, par value		$ 0.001
Preferred stock, authorized		9.0
Preferred stock, issued		.9
Preferred stock, outstanding		.9
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	1,000,000	1,000,000	1,000,000
Common stock, issued	138,315	49,563	669
Common stock, outstanding	138,315	49,563	669
Series C convertible preferred stock
STOCKHOLDERS' EQUITY :
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	9.0	9.0	9.0
Preferred stock, issued	0.7	0.9	1.6
Preferred stock, outstanding	0.7	0.9	1.6
Preferred stock, liquidation preference	$ 686	$ 970	$ 1,643
Series C-1 convertible preferred stock
STOCKHOLDERS' EQUITY :
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	20.3	20.3	20.3
Preferred stock, issued	4.3	4.3	4.3
Preferred stock, outstanding	4.3	4.3	4.3
Preferred stock, liquidation preference	$ 4,312	$ 4,312	$ 4,312